Effects of Interest Rates Swaps Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in other comprehensive loss - effective portion	$ (2,826)	$ (2,826)
Loss recognized in other income (expense) - ineffective portion	(334)	(334)
Amount reclassified from other comprehensive income (loss) into interest expense, net	$ 65	$ 65